Note 5 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September 1, 2010,
the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

The fees charged by Central Mare for the
six
months ended
June 30, 2019
and
2020
are as follows:

	Six Months Ended June 30,
	2019	2020	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive loss
Amortization of awarded shares	(17)	(17)	Management fees - related parties - Statements of comprehensive loss
Total	163	163

(b)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements:
On
January 1, 2019,
the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company's fleet.

The fees charged by and expenses relating to CSI for the
six
months ended
June 30, 2020
are as follows:

	Six Months Ended June 30,
	2019	2020	Presented in:
Management fees	108	31	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	1,013	1,063	Management fees - related parties -Statements of comprehensive loss
Supervision services fees	44	22	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	97	49	Vessel operating expenses -Statements of comprehensive loss
	164	73	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	120	150	Management fees - related parties -Statements of comprehensive loss
Commission for sale and purchase of vessels	-	3,377	Management fees - related parties -Statements of comprehensive loss
	-	1,123	Gain from vessel sales -Statements of comprehensive loss
	-	453	Capitalized in Investments in unconsolidated joint ventures –Balance sheet
Commission on charter hire agreements	370	413	Voyage expenses - Statements of comprehensive loss
Total	1,916	6,754

For the
six
months ended
June 30, 2019
and
2020,
CSI charged the Company newbuilding supervision related pass-through costs amounting to
$463
and
$350
respectively, which are
not
included in the table above and are presented in Vessels, net / Advances for vessels under construction in the Company's accompanying unaudited interim condensed consolidated balance sheets.

(c) Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”):
On
May 4, 2020
the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for the vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach. The time charters are for a firm period of five
years at a daily rate of
$16,200
with
two
optional years at daily rates of
$17,200
and
$18,200
respectively, at Central Tankers Chartering's option and will commence upon each vessel's delivery from the shipyard in the first
quarter of
2021.

(d) Issuances of Series E Shares to Family Trading Inc ("Family Trading") and redemptions of Series E Shares:
Please see Note
12.

(e) Vessel Acquisitions from affiliated entities:
Please see Notes
1
and
13.